Promissory Notes	12 Months Ended
Mar. 31, 2024
Promissory Notes
Promissory Notes

11. Promissory Notes

On January 25, 2024, the Company issued an unsecured convertible promissory note to Psyence Group Inc. (the “PGI Note”), in the principal amount of $1,610,657, which is equal to the total amount owed to PGI in connection with loans the PGI had previously made to the Company. The PGI Note bears no interest, and (i) $150,000 of the principal balance of the PGI Note was paid on the date of the Closing and (ii) $1,460,657 of the principal balance of the PGI Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. The proceeds from this loan were already received by the Company prior to the acquisition date. This note is convertible into shares at the option of PGI. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the below NCAC convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL. The PGI Note upon initial recognition at fair value was $1,418,675. At year end the fair value of the PGI Note was $1,316,236. A fair value loss of $47,561, after factoring in the repayment of $150,000, was included in the consolidated statements of net loss and comprehensive loss relating to the PGI Note.

The fair value of the notes was calculated using a credit adjusted market borrowing rate to determine fair value. Since the PGI Note is from a related party the difference between fair value and the face value of the PGI Note on initial measurement was recognized in other comprehensive loss. Subsequent change in fair value movements is recognized in consolidated statements of net loss and comprehensive loss.

On January 25, 2024, NCAC issued an unsecured convertible promissory note, prior to the closing of the RTO, to the NCAC Sponsor (the “NCAC Replacement Note”), in the principal amount of $1,615,501, which is equal to the total amount owed to Sponsor under certain existing promissory notes previously issued by NCAC to the Sponsor (the “Existing Notes”). The NCAC Replacement Note bears no interest, and (i) $100,000 of the principal balance of the NCAC Replacement Note became owing on the date of the Closing and (ii) $1,515,501 of the principal balance of the NCAC Replacement Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. As at March 31, 2024 the Company had not made payment of the $100,000 owing to the NCAC Sponsor. This note is convertible into shares at the option of NCAC Sponsor. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the above PGI convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL. The NCAC Replacement Note upon initial recognition at fair value was $1,413,529. At year end the fair value of the NCAC Replacement Note was $1,474,255. A fair value loss of $60,727 was included in the consolidated statements of net loss and comprehensive loss relating to the NCAC Replacement Note.

The fair value of the notes was calculated using a credit adjusted market borrowing rate.